Financial assets at amortized cost - Summary of Loans and Advances to Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Loans and advances to customers	$ 7,479,338,394	$ 4,267,933,731
Gross carrying amount | Credit Cards
Disclosure of financial assets [line items]
Loans and advances to customers	2,052,689,770	1,530,126,592
Gross carrying amount | Notes
Disclosure of financial assets [line items]
Loans and advances to customers	1,098,210,199	692,636,024
Gross carrying amount | Loans for the prefinancing and financing of exports
Disclosure of financial assets [line items]
Loans and advances to customers	1,003,823,052	333,614,287
Gross carrying amount | Consumer loans
Disclosure of financial assets [line items]
Loans and advances to customers	814,048,729	330,607,096
Gross carrying amount | Other financing
Disclosure of financial assets [line items]
Loans and advances to customers	810,925,119	451,036,300
Gross carrying amount | Commercial papers
Disclosure of financial assets [line items]
Loans and advances to customers	730,263,083	316,217,724
Gross carrying amount | Overdrafts
Disclosure of financial assets [line items]
Loans and advances to customers	643,005,825	384,385,683
Gross carrying amount | Real estate mortgage
Disclosure of financial assets [line items]
Loans and advances to customers	234,142,459	172,913,557
Gross carrying amount | Pledge loans
Disclosure of financial assets [line items]
Loans and advances to customers	178,348,891	96,545,542
Gross carrying amount | Loans to employees
Disclosure of financial assets [line items]
Loans and advances to customers	44,164,421	22,361,108
Gross carrying amount | Receivables from financial leases
Disclosure of financial assets [line items]
Loans and advances to customers	25,671,951	27,698,842
Gross carrying amount | Documents purchased
Disclosure of financial assets [line items]
Loans and advances to customers	920,747	6,566,782
Allowances for ECL
Disclosure of financial assets [line items]
Loans and advances to customers	$ (156,875,852)	$ (96,775,806)